Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 6 – DISCONTINUED OPERATIONS

In October 2025, the Company completed the acquisition of all of the outstanding shares of Twine. For additional information, see Note 5.

As of December 31, 2025, as Twine has become insolvent and no restructuring arrangement had been reached with its creditors, under applicable Israeli law, Twine’s financial distress and its inability to meet its obligations resulted in these creditors holding operational rights with regard to the ability to make decisions for Twine. In these circumstances, and notwithstanding the Company’s 100% equity ownership, these rights materially limited the Company’s ability to exercise decision-making authority over Twine.

Based on the foregoing, the Company determined that it no longer had a controlling financial interest in Twine as of December 31, 2025 for purposes of ASC 810, as it did not have the power to direct the activities that most significantly affect Twine’s economic performance.

Accordingly, the Company deconsolidated Twine as of December 31, 2025 in accordance with ASC 810-10-40-4. Upon deconsolidation, the Company derecognized the assets and liabilities of Twine and recognized a loss of approximately USD 2,856 thousand in accordance with ASC 810-10-40-5. This loss is presented within “net loss from discontinued operations.”

In addition, in accordance with ASC 205-20, the Company determined that the deconsolidation of Twine represents a strategic shift that has a major effect on its operations and financial results. Accordingly, the results of Twine are presented as discontinued operations, net of applicable income taxes, separately from continuing operations.

The Company is not aware of any obligations that it has to Twine’s creditors and, accordingly, has not recognized any liabilities in respect of Twine.

For further information, please see Note 21(b).

The following information presents the major classes of assets and liabilities of the discontinued operations as reported on the consolidated balance sheet:

At disposal date
USD thousands
Cash and cash equivalents	198
Inventory	736
Prepaid expenses and other current assets	26
Restricted deposit	131
Right of use assets	269
Fixed assets	187
Trade payables	(3,484)
Other payables	(1,154)
Loan from bank	(1,373)
Lease liabilities	(310)
Intangible assets	2,440
Goodwill	5,190

The following information presents the major classes of line items constituting the net loss from discontinued operation in the consolidated statements of comprehensive loss:

Year ended December 31,
2025
USD thousands
Revenue	248
Cost of revenue	228
Gross profit	20

Research and development, net	376
Marketing	29
General and administrative	311
Operating loss	696
Financial expenses	134
Net loss from discontinued operations	830
Loss from disposal of assets and liabilities	2,856
Total loss attributed to the discontinued operation	3,686